SCHEDULE OF RESTATEMENT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020
Income before income tax	$ 3,133	$ 15,231		$ 26,443	$ 43,067
Net income	$ 1,931	$ 11,666		$ 21,224	$ 34,127
Basic earnings per share	$ 0.02	$ 0.13		$ 0.23	$ 0.38
Diluted earnings per share	$ 0.02	$ 0.13		$ 0.23	$ 0.38
Total Comprehensive Income, net of tax	$ 1,931	$ 11,666		$ 21,257	$ 34,162
Retained Earnings	134,440			134,440		$ 113,216
Total Company Shareholders' Equity	988,838			988,838		944,426
Total Shareholders' Equity	988,830	925,971		988,830	925,971	944,418	$ 885,542	$ 984,146	$ 912,231
Net income	1,931	11,666		21,224	34,127
Loss (Gain) on warrant liability	(0)	(0)		(0)	930
Total liabilities	$ 777,554			$ 777,554		742,636
Previously Reported [Member]
Gain/(loss) on warrant liability
Income before income tax		15,231	44,411		42,509	60,792	52,435
Net income		$ 11,666	$ 34,980		$ 33,569	$ 50,087	$ 39,364
Basic earnings per share		$ 0.13	$ 0.41		$ 0.38	$ 0.56	$ 0.45
Diluted earnings per share		$ 0.13	$ 0.40		$ 0.38	$ 0.56	$ 0.45
Total Comprehensive Income, net of tax		$ 11,666	$ 35,143		$ 33,604	$ 50,122	$ 39,345
Retained Earnings		101,230	28,297		101,230	117,748	67,661
Total Company Shareholders' Equity		925,915	830,924		925,915	944,426	886,472
Total Shareholders' Equity		925,971	830,991		925,971	944,418	886,472
Net income					33,569
Loss (Gain) on warrant liability
Warranty liabilities
Total liabilities						742,636	635,892
As Revised [Member]
Gain/(loss) on warrant liability			(1,816)		558	557	5,054
Income before income tax		15,231	42,595		43,067	61,349	57,489
Net income		$ 11,666	$ 33,164		$ 34,127	$ 50,644	$ 44,418
Basic earnings per share		$ 0.13	$ 0.39		$ 0.38	$ 0.57	$ 0.51
Diluted earnings per share		$ 0.13	$ 0.38		$ 0.38	$ 0.56	$ 0.45
Total Comprehensive Income, net of tax		$ 11,666	$ 33,327		$ 34,162	$ 50,679	$ 44,399
Retained Earnings		96,698	18,153		96,698	113,216	62,571
Total Company Shareholders' Equity		925,915	818,281		925,915	944,426	885,542
Total Shareholders' Equity		$ 925,971	$ 818,348		925,971	944,418	885,542
Net income					34,127
Loss (Gain) on warrant liability					$ (558)
Warranty liabilities							930
Total liabilities						$ 742,636	$ 636,822